Document and Entity Information	Jan. 20, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001674356
Document Type	8-K
Document Period End Date	Jan. 20, 2023
Entity Registrant Name	TERRA PROPERTY TRUST, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-40496
Entity Tax Identification Number	81-0963486
Entity Address, Address Line One	205 West 28th Street
Entity Address, Address Line Two	12th floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	753-5100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	6.00% Notes due 2026
Trading Symbol	TPTA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true